Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets

Note 6 - Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
Prepaid insurance premiums	$70,000	$70,000
Security deposit	21,000	21,000
Other	13,000	34,000
Prepaid expenses and other current assets	$104,000	$125,000